Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Income tax (benefit)/expense on income/(loss) analyzed by jurisdiction is as follows:

	Year ended December 31,
	2021	2020	2019
Current
U.K.	$4,374	$1,288	$677
U.S. Federal	4,798	17,540	6,917
U.S. State	289	2,861	988
Other	20,206	15,855	9,959
Total current	29,667	37,544	18,541
Deferred
U.K.	(8,254)	(15,932)	—
U.S. Federal	5,987	(15,020)	(824)
U.S. State	(2,771)	(1,013)	(223)
Other	(12,331)	(8,277)	(7,293)
Total deferred	(17,369)	(40,242)	(8,340)

Total provision (benefit) for income taxes	$12,298	$(2,698)	$10,201
The components of pre-tax loss are as follows:

	Year ended December 31,
	2021	2020	2019
U.K. (loss)	$(13,059)	$(347,158)	$(246,688)
U.S. income (loss)	(284,853)	(47,198)	3,733
Other income (loss)	39,762	41,033	(5,477)
Pre-tax loss	$(258,150)	$(353,323)	$(248,432)
A reconciliation of the statutory U.K. income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2021	2020	2019
Loss before tax:	$(258,150)	$(353,323)	$(248,432)
Income tax (benefit) provision	12,298	(2,698)	10,201

Statutory rate	19.0%	19.0%	19.0%
Effect of different tax rates	3.2%	1.8%	(4.0)%
BEAT	(3.8)%	(1.9)%	(0.9)%
Tax rate modifications	17.4%	—%	—%
Valuation Allowances	(39.0)%	(21.1)%	(17.6)%
Share-based compensation	(2.7)%	6.6%	(0.2)%
Other permanent differences	2.3%	(1.9)%	(0.9)%
Non-deductible transaction costs	(0.8)%	(1.4)%	(1.7)%
Withholding tax	(0.4)%	(0.2)%	(0.5)%
Tax indemnity	—%	—%	3.0%
Other	—%	(0.1)%	(0.2)%
Effective rate	(4.8)%	0.8%	(4.1)%

The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities are as follows:

	December 31,
	2021	2020
Accounts receivable	$2,637	$1,550
Accrued expenses	24,121	4,078
Deferred revenue	5,171	11,956
Other assets	32,302	14,561
Unrealized gain/loss	679	208
Fixed assets, net	—	6,237
Debt issuance costs	16,980	14,879
Lease liabilities	13,442	—
Goodwill	73,827	123,175
Operating losses and tax attributes	533,339	368,670
Total deferred tax assets	702,498	545,314
Valuation allowances	(546,770)	(367,962)
Net deferred tax assets	155,728	177,352

Other identifiable intangible assets, net	(407,944)	(442,275)
Other liabilities	(69,071)	(72,210)
Right of Use Assets	(9,342)	—
Fixed assets, net	(21,493)	—
Total deferred tax liabilities	(507,850)	(514,485)
Net deferred tax liabilities	$(352,122)	$(337,133)
In the Consolidated Balance Sheets, deferred tax assets and liabilities are shown net if they are in the same jurisdiction. The components of the net deferred tax liabilities as reported on the Consolidated Balance Sheets are as follows:

	December 31,
	2021	2020
Deferred tax asset	$27,938	$29,863
Deferred tax liability	(380,060)	(366,996)
Net deferred tax liability	$(352,122)	$(337,133)
Deferred Tax Assets and Liabilities
The Company is required to assess the realization of its deferred tax assets and the need for a valuation allowance. The assessment requires judgment on the part of management with respect to benefits that could be realized from future taxable income. The valuation allowance is $546,770 and $367,962 at December 31, 2021 and 2020, respectively against certain deferred tax assets, as it more likely than not that such amounts will not be fully realized. During the years ended December 31, 2021 and 2020, the valuation allowance increased by $178,808 and $194,703, respectively.
At December 31, 2021, the Company had U.S. federal tax loss carryforwards of $983,033, U.K. tax loss carryforwards of $508,669, U.S. state tax loss carryforwards of $625,713, Japan tax loss carryforwards of $58,398, and tax loss carryforwards in other foreign jurisdictions of $92,394, respectively. The majority of the unrecognized tax loss carryforwards relate to UK and U.S. The carryforward period for US federal tax losses is twenty years for losses generated in tax years ended prior to December 31, 2017. The expiration period for these losses begins in 2036. For US losses generated in tax years beginning after January 1, 2018, the carryforward period is indefinite. The carryforward period for the U.K. tax losses is indefinite. The carryforward period for US state losses varies, and the expiration period is between 2021 and 2040. The carryforward period for the Japan tax losses is nine years, and the expiration period begins in 2025. The carryforward period of other losses varies by jurisdiction.
The Company has provided income taxes and withholding taxes in the amount of $12,893 on the undistributed earnings of foreign subsidiaries as of December 31, 2021. Included in the amount is a historical ProQuest liability in the amount of $7,461 which was recorded against goodwill in the acquisition accounting. The Company is not permanently reinvesting its foreign earnings offshore.

Deferred Tax Valuation Allowance
The following table shows the change in the deferred tax valuation as follows:

	December 31,
	2021	2020	2019
Beginning Balance, January 1	$367,962	$173,259	$133,856
Change Charged to Expense/(Income)	100,708	52,111	38,956
Change Charged to CTA	(4,740)	1,787	447
Change Charged to Goodwill	82,840	140,805	—
Ending Balance, December 31	$546,770	$367,962	$173,259
Uncertain Tax Positions
Unrecognized tax benefits represent the difference between the tax benefits that the Company is able to recognize for financial reporting purposes and the tax benefits that have been recognized or expect to be recognized in filed tax returns. The total amount of net unrecognized tax benefits that, if recognized, would impact the Company's effective tax rate were $100,182 and $13,721 as of December 31, 2021 and 2020, respectively. As a result of the acquisition of ProQuest, a reserve of $70,842 has been recorded as part of the acquisition accounting related to positions taken in prior tax years by ProQuest. The majority of the reserve, in the amount of $66,616, is due to a tax controversy in Israel.

The Company recognizes accrued interest and penalties associated with uncertain tax positions as part of the tax provision. As of December 31, 2021, the interest and penalties are $19,808 and, as of December 31, 2020, the interest and penalties are $5,454. It is reasonably possible that the amount of unrecognized tax benefits will change during the next 12 months by approximately $745.
The Company files income tax returns in the United Kingdom, the United States and various other jurisdictions. As of December 31, 2021, the Company’s open tax years subject to examination were 2016 through 2021, which includes the Company’s major jurisdictions in the United Kingdom and the United States.
The following table summarizes the Company’s unrecognized tax benefits, excluding interest and penalties:

	December 31,
	2021	2020	2019
Balance at the beginning of the year	$13,721	$1,145	$1,450
Increases for tax positions taken in prior years	—	12,098	—
Increases for tax positions taken in the current year	4,996	518	412
Increases for acquisitions (recorded against goodwill)	70,842	—	—
Increases for return to provisions	10,949	—	—
Decreases due to statute expirations	(326)	(40)	—
Decrease due to payment	—	—	(717)
Balance at the end of the year	$100,182	$13,721	$1,145